VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	CAD 1,044	CAD 967	CAD 813	CAD 484
Accounts receivable	2,537	2,093
Inventories	378	368
Other	691	908
Total Current Assets	4,650	8,053
Plant, Property and Equipment	57,277	54,475
Equity Investments	6,366	6,544
Goodwill	13,084	13,958	CAD 4,812
Total Assets	86,010	87,941
Current Liabilities
Accounts payable and other	4,071	3,876
Accrued interest	605	595
Current portion of long-term debt	2,866	1,838
Total Current Liabilities	12,408	10,018
Total Regulatory Liabilities	4,321	2,121
Other Long-Term Liabilities (Note 15)	727	1,183
Deferred Income Tax Liabilities	5,403	7,662
Long-Term Debt	31,875	38,312
Total Liabilities	61,741	63,227
Variable Interest Entity, Primary Beneficiary
Current Assets
Cash and cash equivalents	41	77
Accounts receivable	63	71
Inventories	23	25
Other	11	10
Total Current Assets	138	183
Plant, Property and Equipment	3,535	3,685
Equity Investments	917	606
Goodwill	490	525
Intangible and Other Assets	3	1
Total Assets	5,083	5,000
Current Liabilities
Accounts payable and other	137	80
Dividends payable	1	0
Accrued interest	23	21
Current portion of long-term debt	88	76
Total Current Liabilities	249	177
Total Regulatory Liabilities	34	34
Other Long-Term Liabilities (Note 15)	3	4
Deferred Income Tax Liabilities	13	7
Long-Term Debt	3,244	2,827
Total Liabilities	CAD 3,543	CAD 3,049